CORPORATE TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Business Combinations [Abstract]
Schedule Of Detailed Information About Business Combination	The acquisition-date fair value of the consideration transferred consisted of the following:

Share consideration(1)	$1,888,026
Option consideration(2)	39,663
Settlement of pre-existing convertible notes receivable and warrants(3)	41,385
Total consideration transferred	$1,969,074
(1)    The fair value of the 302.8 million common shares issued to previous Calibre shareholders was determined based on the Company’s quoted common share price of C$8.46 per share on the acquisition date.
(2)    The fair value of the 9.9 million replacement stock options issued was determined using the Black-Scholes option pricing model with the following weighted average inputs: exercise price $4.04, share price of $8.46, expected annual volatility of 51.9%, expected life of 2.55 years, dividend yield of 0%, and discount rate of 2.6%.
(3)    The fair value of the convertible notes settled was determined using a convertible debt valuation model which considered the contractual terms of the 2025 Convertible Notes and market-derived inputs including the Company’s share price and share price volatility, and a market interest rate that reflects the risks associated with the financial instrument.
The following table summarizes the acquisition-date fair values and recognized amounts of the assets acquired and liabilities assumed as of the acquisition date which were finalized at December 31, 2025:

Assets (liabilities)
Cash and cash equivalents	$193,107
Trade and other receivables	31,573
Inventories(1)	234,866
Restricted cash	11,616
Mineral properties, plant and equipment	2,925,832
Other assets	11,726
Accounts payable and accrued liabilities(2)	(223,511)
Loans and borrowings(3)	(339,227)
Deferred revenue(4)	(50,454)
Derivative liabilities(5)	(21,997)
Reclamation and closure cost provisions	(75,532)
Deferred income tax liabilities	(604,594)
Other liabilities(6)	(124,331)
Fair value of net assets acquired	$1,969,074
(1)    Of the total fair value of $234.9 million for inventories acquired, $188.2 million and $46.7 million were included in current inventories and non-current inventories, respectively.
(2)    Accrued liabilities assumed include income taxes payable in connection with the Nicaraguan subsidiaries (note 26(a)).
(3)    Loans and borrowings assumed mainly relate to the secured term credit facility with Sprott Private Resource Lending II (Collector-2), LP (“Sprott”) (the “Sprott Loan”) (note 13(b)) and the debt host component of the outstanding 2025 Convertible Notes (note 13(d)). The fair value of the 2025 Convertible Notes assumed exclude the 2025 Convertible Notes that were issued to the Company and effectively settled on the acquisition date.
(4)    The deferred revenue assumed relates to the Other Gold Prepay Arrangement under which the Company delivered 2,500 ounces of gold per month until December 2025 (note 14(d)).
(5)    The derivative liabilities assumed relate to the conversion option component of the 2025 Convertible Notes issued by Calibre to parties other than the Company and are denominated in CAD (note 13(d)) and the outstanding warrants (note 15(b)(iv)).
(6)    Other liabilities assumed include obligations under an equipment financing facility (the “Valentine Equipment Facility”) (note 18(a)). Of the total fair value of $83.4 million for obligations assumed under the Valentine Equipment Facility, $14.9 million and $68.5 million were classified as current and non-current, respectively.
The total purchase price, consisting of the acquisition-date fair value of total consideration transferred and the Company’s previously held interest in Greenstone immediately prior to the acquisition date, was as follows:

Cash consideration	$705,037
Deferred cash consideration(1)	38,254
Share consideration(2)	217,640
Total consideration transferred	960,931
Fair value of previously held 60% interest in Greenstone	1,718,067
Total purchase price	$2,678,998
(1)    As part of the consideration for the Greenstone Acquisition, the Company issued a non-interest-bearing promissory note to Orion with a principal amount of $40.0 million (the “Orion Note”) and maturity date of December 31, 2024. The acquisition-date fair value of the Orion Note of $38.3 million was calculated as the present value of the future cash flows discounted using a market rate of interest for similar instruments. The Orion Note was paid in full on December 30, 2024.
(2)    The fair value of the 42.0 million common shares issued to Orion was determined based on the Company’s quoted common share price of C$7.09 per share on the acquisition date.
The following table summarizes the acquisition-date fair values and recognized amounts of the assets acquired and liabilities assumed as of the acquisition date.

Assets (liabilities)
Cash and cash equivalents	$2,361
Receivables	7,379
Inventories	47,670
Restricted cash	15,716
Mineral properties, plant and equipment	3,630,255
Other assets	8,954
Accounts payable and accrued liabilities	(98,930)
Deferred revenue(1)	(137,045)
Derivative liabilities(2)	(51,698)
Reclamation and closure cost provision	(32,734)
Deferred income tax liabilities	(600,462)
Other liabilities(3)	(112,468)
Fair value of net assets acquired(4)	$2,678,998
(1)    Deferred revenue assumed relates to the Stream Arrangement that Orion previously entered into with a third party (note 14(a)).
(2)    Derivative liabilities assumed relates to the Greenstone Contingent Consideration (note 15(b)(ii)).
(3)    Other liabilities assumed include an equipment financing facility (the “Greenstone Equipment Facility”) (note 18(a)), and lease liabilities.
(4)    The total fair value of net assets acquired includes the Company’s share of assets and liabilities of Greenstone immediately before the business combination.

Schedule Of Net Assets Held for Sale	The carrying amounts of the assets and liabilities derecognized on disposition were as follows:

Assets
Cash and cash equivalents	$11,234
Inventories	61,881
Mineral properties, plant and equipment	73,098
Other assets	12,330
158,543
Liabilities
Reclamation and closure cost provisions	14,129
Deferred income tax liabilities	6,157
Other liabilities	9,747
30,033
Net assets	$128,510